Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 9.8	$ 11.0	$ 14.4
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.1	6.2	9.0
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.0	7.7	11.5
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.2	5.8	2.4
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.5	2.8	2.7
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.5	1.7	1.9
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.3	3.6	2.9
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(12.3)	(11.7)	(10.1)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.0	13.2	14.2
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	34.7	$ 44.6	$ 55.6
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.3
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.8
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.4
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.0
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.3
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.0
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.4
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(11.4)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.6
Weighted average [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	45.3
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	15.2
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.8
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.6
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.1
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.2
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.7
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.9
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	16.2
Top of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	58.9
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.2
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.8
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.4
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.1
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.5
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.4
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.2
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.3
Bottom of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 31.0